Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2008
Schedule of Property and Equipment [Line Items]
Estimated useful life		5 years
Property and equipment, gross	$ 3,973,376	$ 4,131,805	$ 4,738,703
Less: Accumulated depreciation	(2,710,663)	(2,572,825)	(2,010,180)
Total property and equipment, net	1,262,713	1,558,980	2,728,523
Vehicles, at cost	4,096,932	4,117,406	4,179,272
Accumulated depreciation	(4,096,932)	(4,117,406)	(4,179,272)
Right-of-use assets under finance leases, total
Devices [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	3,174,735	3,274,998	3,402,749
Computer equipments [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	562,892	603,864	873,178
Office equipments [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	233,994	245,545	452,489
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				10 years
Property and equipment, gross	$ 1,755	$ 7,398	$ 10,287
Minimum [Member] | Devices [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				3 years
Minimum [Member] | Computer equipments [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				2 years
Minimum [Member] | Office equipments [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				3 years
Maximum [Member] | Devices [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				5 years
Maximum [Member] | Computer equipments [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				7 years
Maximum [Member] | Office equipments [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life				10 years